Accounts Receivable - Net - Schedule of Maximum Exposure to Credit Risk Relating to Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts Notes And Loans Receivable [Line Items]
Accounts receivables, net, current, total	$ 952,402	$ 253,487
Trade Accounts Receivable Aging Within One Year
Accounts Notes And Loans Receivable [Line Items]
Accounts receivables, net, current, total	902,995	240,266
Trade Accounts Receivable Aging Greater Than One Year
Accounts Notes And Loans Receivable [Line Items]
Accounts receivables, net, current, total	20,803	10,365
Trade Receivables
Accounts Notes And Loans Receivable [Line Items]
Accounts receivables, net, current, total	$ 923,798	$ 250,631